Investments in Associates - Annual changes in carrying value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the carrying value of investments in associates, including investment in associate held for sale
Purchases and acquisitions	$ 363.5	$ 175.4
Investments in associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	6,104.0	6,439.6
Share of profit	1,014.7	402.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(150.1)	(87.9)
Share of gains (losses) on defined benefit plans	69.6	79.8
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	934.2	393.9
Dividends and distributions received	(182.9)	(182.0)
Purchases and acquisitions	527.8	616.6
Divestitures and other net changes in capitalization	32.4	(818.3)
Reclassifications	197.5	(315.6)
Foreign exchange effect and other	(179.1)	(30.2)
Balance - December 31	7,433.9	6,104.0
Associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	3,858.7	3,170.4
Share of profit	856.6	375.8
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(111.5)	(67.7)
Share of gains (losses) on defined benefit plans	74.4	89.1
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	819.5	397.2
Dividends and distributions received	(142.2)	(153.8)
Purchases and acquisitions	429.1	466.5
Divestitures and other net changes in capitalization	9.9	(54.8)
Reclassifications	352.2	36.4
Foreign exchange effect and other	(16.8)	(3.2)
Balance - December 31	5,310.4	3,858.7
Joint ventures
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	896.4	1,940.9
Share of profit	26.1	6.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(53.0)	(20.5)
Share of gains (losses) on defined benefit plans	0.6	0.1
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	(26.3)	(14.4)
Dividends and distributions received	(33.7)	(23.6)
Purchases and acquisitions	88.6	114.4
Divestitures and other net changes in capitalization	(11.9)	(764.4)
Reclassifications	(114.3)	(352.0)
Foreign exchange effect and other	(17.9)	(4.5)
Balance - December 31	780.9	896.4
Fairfax India associates
Changes in the carrying value of investments in associates, including investment in associate held for sale
Balance - January 1	1,348.9	1,328.3
Share of profit	132.0	20.2
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	14.4	0.3
Share of gains (losses) on defined benefit plans	(5.4)	(9.4)
Share of pre-tax comprehensive income (loss) of associates and joint arrangements	141.0	11.1
Dividends and distributions received	(7.0)	(4.6)
Purchases and acquisitions	10.1	35.7
Divestitures and other net changes in capitalization	34.4	0.9
Reclassifications	(40.4)
Foreign exchange effect and other	(144.4)	(22.5)
Balance - December 31	$ 1,342.6	$ 1,348.9